Other current assets (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Other Current Assets

	June 30, 2022	December 31, 2021

	€	€
Prepayments	3,991,672	1,507,753
Other assets	583,895	5,699

	4,575,567	1,513,452